Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000020055 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000020055 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000020055 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000020055 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000020055 | SectorConsumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000020055 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000020055 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000020055 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.42%
C000020055 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020055 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000020055 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000020055 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000020055 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000020055 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000020055 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000020055 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000020055 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000020053 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.29%
C000020053 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.93%
C000020053 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000020053 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020053 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000020053 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000020053 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000020053 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000020053 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000020053 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.96%
C000020053 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020053 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000020057 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000020057 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000020057 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000020057 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.26%
C000020057 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000020057 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000020057 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.59%
C000020057 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.08%
C000020057 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000020057 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000020057 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000087850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000087850 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000087850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000087850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.28%
C000087850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.01%
C000087850 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000087850 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000020054 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000020054 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.16%
C000020054 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000020054 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000020054 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000020054 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000020054 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.51%
C000020054 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000020054 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.17%
C000020054 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.96%
C000020054 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020056 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000020056 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000020056 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000020056 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000020056 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000020056 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000020056 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000020056 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.33%
C000020056 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.26%
C000020056 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000020056 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000020056 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000139705 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.52%
C000139705 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000139705 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000139705 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000139705 | SectorConsumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000139705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000139705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.01%
C000139705 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000139705 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000139705 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000139705 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000139705 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000139705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000139705 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000087852 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000087852 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000087852 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000087852 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000087852 | SectorConsumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000087852 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000087852 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000087852 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.32%
C000087852 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000087852 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000087852 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.37%
C000087852 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087852 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	35.91%
C000087852 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000087852 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000020060 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020060 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000020060 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000020060 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000020060 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000020060 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000020060 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000020060 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.46%
C000020060 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000020060 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020060 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000020060 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000020060 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020060 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.19%